Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Operating activities:
Net loss	$ (36,732)	$ (21,837)	$ (30,704)	$ (18,046)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	983	786	1,071	956
Stock-based compensation	959	411	711	326
Loss on disposal of fixed assets			47
Change in fair value of Series B tranche rights	11,256			(363)
Changes in:
Prepaid expenses and other current assets	(962)	(253)	212	(280)
Accounts payable and other current liabilities	103	(91)	(33)	823
Accrued expenses and other current liabilities	(885)	2,506	1,915	(197)
Deferred rent	(349)	(317)	(423)	(382)
Net cash used in operating activities	(25,627)	(18,795)	(27,204)	(17,163)
Investing Activities
Purchase of property and equipment	(1,014)	(598)	(977)	(291)
Net cash used in investing activities	(1,014)	(598)	(977)	(291)
Financing activities
Proceeds from exercise of options to purchase common stock	111	61	60	22
Proceeds from Issuance of Convertible Preferred Stock				24,480
Proceeds from issuance of Series B preferred stock and tranche liability	35,826	47,303	53,328
Payment of deferred offering costs	(563)
Net cash provided by financing activities	35,374	47,364	53,388	24,502
Increase in cash and cash equivalents	8,733	27,971	25,207	7,048
Cash and cash equivalents at beginning of period	45,286	20,079	20,079	13,031
Cash and cash equivalents at end of period	54,019	48,050	45,286	20,079
Non-cash investing and financing activities
Purchase of property and equipment in accrued expenses		114	316
Accretion of discount and dividends on preferred stock	8,298	$ 1,609	$ 4,287	$ 98
Deferred offering costs in accounts payable and accrued expenses	944
Settlement of Series B tranche rights	$ 13,132